Convertible Preferred Stock Warrant (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Assumptions Used in Calculating Fair Value Of Outstanding Convertible Preferred Stock Warrant

As of April 2, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

April 2, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

As of March 31, 2012, the Company measured the fair value of the outstanding convertible preferred stock warrant using an option pricing method with several possible distribution outcomes depending on the timing and kind of liquidity event utilizing the following assumptions:

March 31, 2012
Remaining contractual life (in years)	0.03
Risk-free interest rate	2.2%
Expected volatility	41%
Expected dividend rate	0%

Summary of Changes in Fair Value of Company's Level 3 Financial Liabilities

The Company categorizes the convertible preferred stock warrant liability as a Level 3 financial liability since there is no market activity for the underlying shares of the 2005 Convertible Preferred Stock. The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

Fiscal Year Ended March 31, 2012
Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as recorded	$431
Change in fair value of the convertible preferred stock warrant liability through fiscal 2011 (Note 2)	518

Fair value of convertible preferred stock warrant liability—beginning of fiscal 2012, as corrected	949
Change in fair value of the convertible preferred stock warrant liability during the fiscal 2012	1,208

Fair value of convertible preferred stock warrant liability—end of fiscal 2012	$2,157

Summary of Changes in Fair Value of Company's Level 3 Financial Liabilities

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

April 2, 2012
Fair value at March 31, 2012	$2,157
Change in fair value recorded in other income (expense), net	13

Fair value at April 2, 2012	$2,170